Label	Element	Value
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001580353_SupplementTextBlock

Global Atlantic Portfolios

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated June 30, 2017

to the Prospectus dated April 28, 2017 (the “Prospectus”)

At a meeting of the Board of Trustees of Forethought Variable Insurance Trust (the “Board”) on May 18, 2017, the Board approved: (1) a sub-advisory agreement between Global Atlantic Investment Advisors, LLC (the “Adviser”) and Franklin Advisers, Inc. (“Franklin Advisers”) on behalf of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the “Portfolio”), and (2) a change to the operating expense limitation agreement to exclude acquired fund fees and expenses from the Portfolio’s expense cap. Effective June 30, 2017, Bruce C. Baughman will no longer serve as a portfolio manager of the Portfolio. Accordingly, effective immediately, all references to Bruce C. Baughman are deleted in their entirety from the Prospectus. Effective on or about July 5, 2017, Franklin Advisers will serve as the sub-adviser for the fixed income sleeve of the Capital Appreciation and Income Component of the Portfolio, and Roger Bayston, Kent Burns, Christopher Molumphy and David Yuen will serve as portfolio managers of the Portfolio.  Accordingly, effective July 5, 2017, the above referenced Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1.            Under the heading “PORTFOLIO SUMMARY – FEES AND EXPENSES OF THE PORTFOLIO,” the Shareholder Fees and Annual Portfolio  Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	2. Under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT STRATEGIES,” the Principal Investment Strategy is deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Portfolio is managed pursuant to a balanced investment strategy in which Global Atlantic Investment Advisors, LLC (the “Adviser”) allocates a portion of the Portfolio to a Capital Appreciation and Income Component and a portion to a Managed Risk Component. The Capital Appreciation and Income Component is further sub-divided into an equity sleeve, which is sub-advised by Franklin Advisory Services, LLC (“Franklin”), and a fixed income sleeve, which is sub-advised by Franklin Advisers, Inc. (“Franklin Advisers”). The Managed Risk Component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”) pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component. The Adviser expects to further allocate approximately 75% of the Portfolio’s Capital Appreciation and Income Component to the equity sleeve and approximately 25% to the fixed income sleeve. The Adviser may modify the target allocations from time to time.

Franklin manages the equity sleeve of the Portfolio pursuant to a rising dividends strategy which seeks to invest in equity securities, primarily common stock, that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stock and have maintained or increased their dividend rate during the last four consecutive years.

Under normal market conditions, pursuant to Franklin’s rising dividends strategy, the equity sleeve will seek to invest at least 65% of its net assets in securities of companies that have:

•                 consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

•                 increased dividends substantially (at least 100%) over the last 10 years;

•                 reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and

•                 either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

The Franklin rising dividends strategy typically seeks to invest the rest of the equity sleeve’s net assets in equity securities of companies that pay dividends but do not meet all of the above criteria. Through its equity sleeve, the Portfolio may invest in companies of any size, across the entire market spectrum including smaller and midsize companies. Although Franklin seeks to invest across all sectors, from time to time, based on economic conditions, the Portfolio’s equity sleeve may have significant positions in particular sectors. Franklin may invest up to 25% of the equity sleeve’s net assets in foreign securities (which may include the purchase of depositary receipts) and 5% of its net assets in exchange traded funds (“ETFs”). The equity sleeve may enter into repurchase agreements.

Franklin is a research driven, fundamental investor. As a “bottom-up” investor focusing primarily on individual securities, Franklin looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices. In following these criteria, the equity sleeve does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends. Franklin employs a bottom-up stock selection process and the equity sleeve will invest in securities without regard to the securities normally comprising the benchmark that the Portfolio uses for performance comparison purposes.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks, preferred stocks, and securities convertible into common stock are examples of equity securities.

Franklin Advisers manages the fixed income sleeve by investing predominantly in investment grade securities and investments or in unrated securities and investments Franklin Advisers determines are of comparable quality. Securities rated in the top four ratings categories by one or more independent rating organizations such as Standard & Poor’s (“S&P®”) (rated BBB or better) or Moody’s Investors Service (“Moody’s”) (rated Baa or higher) are considered investment grade. Securities rated BB or lower by S&P® or Ba or lower by Moody’s are considered to be below investment grade. Derivatives with reference securities that are investment grade are considered to be investment grade. The fixed income sleeve of the fund may invest up to 20% of its total assets in non-investment grade debt securities, including up to 5%  in securities rated lower than B by S&P or Moody’s, which may include defaulted securities, or in unrated securities and investments Franklin Advisers determines are of comparable quality.

The fixed income sleeve of the Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The fixed income sleeve of the Portfolio may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities. The fixed income sleeve of the Portfolio may also invest a small portion of its assets directly in mortgage loans. Some of the mortgage-backed securities in which the fixed income sleeve of the Portfolio invests are issued or guaranteed by the U.S. government, its agencies or instrumentalities or by U.S. government-sponsored entities (“GSEs”), while others are issued by private entities and not guaranteed.

Mortgage-backed securities issued by GSEs, such as Fannie Mae and Freddie Mac, include credit risk transfer securities. Credit risk transfer securities are structured without any government guarantee or underlying collateral, such that (i) interest is paid directly by the GSE and (ii) principal is paid in accordance with the principal payments and default performance of a certain specified pool of residential mortgage loans acquired by the GSE. The Portfolio may also invest in privately issued credit risk transfer securities.

The fixed income sleeve of the Portfolio may purchase or sell mortgage-backed and other asset-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. Asset-backed securities are securities backed by loans, leases, and other receivables.

The fixed income sleeve of the Portfolio also may invest in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers, which typically have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate. The fixed income sleeve also may invest in mortgage dollar rolls.

The fixed income sleeve of the Portfolio regularly enters into interest rate, credit and currency-related transactions involving certain derivative instruments, including currency and cross-currency forwards, currency options, currency and currency index futures contracts, interest rate/bond futures contracts and options on such contracts, options on ETFs, and swaps agreements, which may include interest rate, inflation index, fixed income total return, currency and credit default swaps, futures contracts on credit default swaps on indices (also known as credit index futures), and options on interest rate and credit default swaps. The fixed income sleeve of the Portfolio may also invest in collateralized debt obligations. The use of these derivative transactions may allow the fixed income sleeve of the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a significant component of the investment returns of the fixed income sleeve.

In the Managed Risk Component, the Portfolio’s Adviser seeks to manage return volatility by employing Milliman, to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio’s positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio’s asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to the Managed Risk Component.
Risk [Heading]	rr_RiskHeading	3. Under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT RISKS,” the following risks are added for the Portfolio:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

▪    Collateralized Debt Obligations Risk: The risks of an investment in a collateralized debt obligation, such as a collateralized bond obligation (“CBO”) or a collateralized loan obligation (“CLO”), depend largely on the type of the collateral securities and the class of the debt obligation in which the Portfolio invests. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Portfolio may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

▪    Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

▪    Floating Rate Corporate Investments Risk:  Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value on sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

▪    High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as “high-yield” or “junk” bonds, and unrated securities of similar credit quality involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

▪    Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions.

▪    Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

▪    To Be Announced (TBA) Securities Risk: TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

▪    U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

▪    Variable Rate Securities Risk:  Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

the following risk is removed as a risk for the Portfolio:

▪    Underlying Funds Risk.

references to an “Underlying Fund” are deleted in their entirety and replaced with the “Portfolio” in the following risks:

▪    Mortgage- and Asset-Backed Securities Risk

▪    Mortgage Dollar Rolls Risk.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	4. Under the heading “PORTFOLIO SUMMARY – PERFORMANCE,” the following sentence is added after the last sentence of the paragraph:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to July 5, 2017, the fixed income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-881-7735
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Advisory Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,471

[1]	Expense information in the table has been restated to reflect current fees.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2018, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 1.15% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.